Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 12, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2014
Prospectus Date	rr_ProspectusDate	Nov. 25, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated December 12, 2014
to the Class R-6 Shares Prospectus
for Principal Funds, Inc.
dated November 25, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES